Components of income tax expense - (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Income Tax Expense (Benefit) [Abstract]
Subtotal		$ 109,088	$ 109,065	$ 120,357
Deferred Income Tax Expense (Benefit) [Abstract]
Subtotal		(135,491)	5,862	(12,127)
Income tax (benefit) expense		(26,403)	114,927	108,230
PUERTO RICO
Current Income Tax Expense (Benefit) [Abstract]
Current Federal Tax Expense (Benefit)		108,090	107,343	119,729
Deferred Income Tax Expense (Benefit) [Abstract]
Deferred Federal Income Tax Expense (Benefit)		(138,632)	(99,636)	(510)
Income Tax Reconciliation Change In Enacted Tax Rate	103,287	0	103,287	0
Income tax (benefit) expense		(26,403)	114,927	108,230
UNITED STATES
Current Income Tax Expense (Benefit) [Abstract]
Current Federal And States Tax Expense (Benefit)		998	1,722	628
Deferred Income Tax Expense (Benefit) [Abstract]
Deferred Federal And States Income Tax Expense (Benefit)		$ 3,141	$ 2,211	$ (11,617)